UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2023

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2023
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2023 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	21.05%
Financial	19.49
Industrial	16.82
Consumer, Cyclical	11.94
Technology	8.59
Basic Materials	7.91
Energy	5.62
Communications	2.94
Utilities	0.87
Short Term Investments	4.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/23)	(06/30/23)	(01/01/23 – 06/30/23)
Institutional Class
Actual	$1,000.00	$1,113.50	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.56
Investor Class
Actual	$1,000.00	$1,112.10	$5.60
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.36
* Expenses are equal to the Fund's annualized expense ratio of 0.71% for the Institutional Class shares and 1.07% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.11%
113,959	Agnico Eagle Mines Ltd	$ 5,690,417
138,100	Anglo American PLC	3,931,319
26,300	Arkema SA	2,480,002
145,100	BHP Group Ltd	4,362,001
370,400	BlueScope Steel Ltd	5,097,762
63,000	Boliden AB	1,825,625
60,300	Covestro AG(a)(b)(c)	3,137,579
41,062	Croda International PLC(c)	2,934,262
93,900	Evonik Industries AG	1,789,247
130,400	Fortescue Metals Group Ltd	1,934,974
155,269	Franco-Nevada Corp	22,129,715
1,950	Givaudan SA(c)	6,468,036
1,462,307	Glencore PLC	8,290,198
242,600	ICL Group Ltd	1,331,580
75,800	Kaneka Corp	2,124,396
147,400	Kansai Paint Co Ltd	2,174,055
710,000	Kingboard Holdings Ltd	1,941,969
347,200	Mitsubishi Chemical Group Corp	2,088,280
162,500	Mitsubishi Gas Chemical Co Inc	2,367,182
120,900	Mitsui Chemicals Inc	3,563,620
47,700	Nippon Soda Co Ltd	1,717,117
104,109	Novozymes A/S Class B	4,857,632
311,900	Outokumpu OYJ	1,669,577
54,700	Rio Tinto Ltd	4,188,919
312,700	St Barbara Ltd(b)	101,572
55,287	Symrise AG	5,796,994
158,900	Tokuyama Corp	2,622,584
121,412	Wheaton Precious Metals Corp	5,250,571
81,800	Yara International ASA	2,890,150
212,400	Zeon Corp	2,059,411
		116,816,746
Communications — 3.01%
2,141,300	Airtel Africa PLC(a)	2,928,855
2,511,000	BT Group PLC	3,905,861
99,500	Deutsche Telekom AG	2,170,948
11,227	Nice Ltd Sponsored ADR(b)(c)	2,318,376
1,035,700	Nine Entertainment Co Holdings Ltd	1,362,558
3,642,500	Nippon Telegraph & Telephone Corp	4,310,193
784,700	Nokia OYJ	3,287,790
434,800	Orange SA	5,081,278
224,800	ProSiebenSat.1 Media SE	2,097,612
262,200	Telefonaktiebolaget LM Ericsson Class B	1,424,610
623,100	Telefonica SA	2,529,767
302,800	Television Francaise 1(c)	2,080,185
69,200	United Internet AG	974,371
69,769	Wolters Kluwer NV	8,858,835
		43,331,239
Consumer, Cyclical — 11.62%
33,073	adidas AG	6,420,413
Shares		Fair Value
Consumer, Cyclical — (continued)
308,300	Barratt Developments PLC	$ 1,619,950
68,500	Bayerische Motoren Werke AG	8,426,006
67,300	Bellway PLC	1,700,830
214,000	Betsson AB Class B	2,278,937
26,262	Cie Financiere Richemont SA	4,461,074
222,720	Cie Generale des Etablissements Michelin SCA	6,588,371
360,400	Citizen Watch Co Ltd	2,172,684
929,000	Currys PLC	617,052
52,100	Daimler Truck Holding AG	1,877,800
127,400	Daiwa House Industry Co Ltd	3,366,160
181,000	Daiwabo Holdings Co Ltd	3,504,986
242,500	EDION Corp(c)	2,449,829
1,112,900	Harvey Norman Holdings Ltd(c)	2,588,550
131,500	Honda Motor Co Ltd	3,983,643
440,100	International Consolidated Airlines Group SA(b)	780,065
198,100	Isuzu Motors Ltd	2,403,198
129,300	ITOCHU Corp(c)	5,135,997
56,500	Japan Airlines Co Ltd(c)	1,225,115
152,400	Jardine Cycle & Carriage Ltd	3,929,785
100,400	JB Hi-Fi Ltd(c)	2,938,385
38,900	Kaufman & Broad SA(c)	1,150,378
204,200	Kindred Group PLC	2,172,966
1,038,600	Kingfisher PLC	3,059,687
86,100	Kohnan Shoji Co Ltd	2,096,370
247,300	K's Holdings Corp	2,154,763
3,952	LVMH Moet Hennessy Louis Vuitton SE	3,726,399
209,200	Marubeni Corp	3,565,607
93,100	Mercedes-Benz Group AG	7,493,758
79,200	Mitsubishi Corp	3,829,075
131,000	Mitsui & Co Ltd	4,958,066
199,600	Okamura Corp	2,649,782
38,000	Pandora A/S	3,396,503
603,400	Pirelli & C SpA(a)(b)	2,983,010
432,800	Redrow PLC	2,428,698
191,000	Rexel SA	4,720,372
71,613	Ryanair Holdings PLC Sponsored ADR(b)	7,920,398
166,012	Stellantis NV	2,921,356
187,600	Subaru Corp	3,533,217
143,100	Sumitomo Forestry Co Ltd(c)	3,475,824
202,900	Super Retail Group Ltd	1,552,452
14,500	Swatch Group AG	4,239,688
203,400	Teijin Ltd	2,040,510
112,500	Tokmanni Group Corp	1,470,817
153,500	Toyota Boshoku Corp	2,747,445
1,152,100	Viva Energy Group Ltd(a)	2,315,298
356,300	Volvo AB Class B	7,373,637
101,200	Yamaha Motor Co Ltd(c)	2,909,318
175,600	Yokohama Rubber Co Ltd(c)	3,857,824
627,500	Yue Yuen Industrial Holdings Ltd	821,486

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
50,451	Zalando SE(a)(b)	$ 1,454,970
		167,488,504
Consumer, Non-Cyclical — 21.55%
53,300	Adecco Group AG	1,745,647
142,416	Amadeus IT Group SA(b)	10,845,061
52,700	Arcs Co Ltd	901,052
121,685	Associated British Foods PLC	3,080,646
227,882	Bayer AG	12,614,456
55,479	Beiersdorf AG	7,346,744
146,500	British American Tobacco PLC	4,866,604
92,545	Bruker Corp	6,840,926
134,200	Carrefour SA(c)	2,543,194
222	Chocoladefabriken Lindt & Spruengli AG	2,791,203
357,000	CK Hutchison Holdings Ltd	2,178,894
119,600	Coca-Cola HBC AG	3,566,139
291,877	Diageo PLC	12,546,253
318,400	Elders Ltd	1,398,824
44,446	EssilorLuxottica SA	8,381,217
286,684	Experian PLC	10,999,595
106,100	Ezaki Glico Co Ltd(c)	2,776,144
56,900	Fresenius SE & Co KGaA	1,578,226
470,900	GSK PLC	8,344,370
2,124,369	Haleon PLC	8,718,072
206,700	Imperial Brands PLC	4,573,887
8,816	Inghams Group Ltd	15,437
128,494	Intertek Group PLC	6,963,776
37,400	Ipsen SA	4,502,084
13,200	Ito En Ltd	365,046
285,800	Itoham Yonekyu Holdings Inc	1,438,180
1,587,700	J Sainsbury PLC	5,425,512
232,400	Koninklijke Ahold Delhaize NV	7,923,239
15,900	Kose Corp(c)	1,528,458
205,800	Lion Corp(c)	1,918,738
18,954	L'Oreal SA	8,841,610
58,700	Megmilk Snow Brand Co Ltd	796,592
716,900	Metcash Ltd	1,799,630
140,600	Mowi ASA	2,230,765
203,748	Nestle SA	24,509,174
207,500	Novartis AG	20,920,033
276,669	Ocado Group PLC(b)(c)	2,001,394
173,300	Ono Pharmaceutical Co Ltd	3,126,926
393,098	Orkla ASA	2,826,543
71,092	Pernod Ricard SA(c)	15,709,574
38,400	Prima Meat Packers Ltd	579,022
227,900	QinetiQ Group PLC	1,026,624
46,200	Randstad NV	2,436,581
49,711	Roche Holding AG	15,185,222
439,000	Rohto Pharmaceutical Co Ltd	9,896,390
117,800	Sanofi	12,681,883
124,000	Scandinavian Tobacco Group A/S(a)	2,065,440
297,300	Securitas AB Class B	2,441,948
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
82,853	SGS SA	$ 7,837,977
89,600	Shionogi & Co Ltd	3,779,279
27,900	Societe BIC SA	1,599,236
1,981,700	Sonae SGPS SA(b)	1,948,293
1,283,400	Tesco PLC	4,046,923
167,700	Toyo Suisan Kaisha Ltd	7,565,269
1,986,000	United Laboratories International Holdings Ltd	1,659,971
8,218,751	WH Group Ltd(a)	4,377,093
		310,607,016
Energy — 5.76%
2,224,300	Beach Energy Ltd	2,005,427
747,400	BP PLC	4,351,180
298,800	Eni SpA	4,301,653
275,546	Galp Energia SGPS SA	3,220,008
919,800	New Hope Corp Ltd	2,979,698
71,600	OMV AG	3,040,300
372,721	Petroleo Brasileiro SA Sponsored ADR	4,610,559
376,400	Repsol SA(c)	5,474,374
435,000	Shell PLC	12,974,040
465,210	TotalEnergies SE	26,705,276
576,145	Woodside Energy Group Ltd	13,327,173
		82,989,688
Financial — 19.97%
248,600	3i Group PLC	6,160,468
220,600	ABN AMRO Bank NV(a)	3,428,849
457,600	Aegon NV	2,322,957
2,892,806	AIB Group PLC	12,174,698
10,500	Allianz SE	2,445,705
134,826	ANZ Group Holdings Ltd	2,134,272
75,900	ASR Nederland NV	3,423,364
438,200	Aviva PLC	2,204,142
140,600	AXA SA	4,154,925
17,700	Baloise Holding AG	2,603,530
447,900	Banco Bilbao Vizcaya Argentaria SA	3,441,091
921,078	Banco Santander SA	3,409,967
235,700	Bank Leumi Le-Israel BM	1,766,242
1,245,517	Bank of Ireland Group PLC	11,891,531
1,582,000	Barclays PLC	3,090,184
41,400	BAWAG Group AG(a)	1,908,634
255,100	BFF Bank SpA(a)	2,795,878
101,800	BNP Paribas SA	6,424,203
2,640,070	CaixaBank SA	10,936,029
751,300	Chiba Bank Ltd	4,555,992
236,100	Credit Agricole SA	2,803,425
124,600	Danske Bank A/S(b)	3,034,809
85,700	DBS Group Holdings Ltd	2,001,333
97,300	Deutsche Bank AG	1,022,895
82,249	Deutsche Boerse AG	15,184,399
129,300	DNB Bank ASA	2,418,002
100,800	Eurocommercial Properties NV REIT	2,341,332
82,981	Euronext NV(a)	5,643,960

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
108,600	Fukuoka Financial Group Inc	$ 2,244,595
737,900	Gunma Bank Ltd	2,706,940
356,300	Hachijuni Bank Ltd	1,547,687
1,117,900	Helia Group Ltd	2,579,702
24,100	Helvetia Holding AG	3,266,378
222,892	Hiscox Ltd	3,087,373
219,900	ING Groep NV	2,964,611
486,800	Japan Post Holdings Co Ltd	3,498,753
150,486	Julius Baer Group Ltd	9,496,801
45,175	Jyske Bank A/S(b)	3,436,573
924,000	Kerry Properties Ltd	1,922,278
40,791	LEG Immobilien SE(b)	2,353,596
880,900	Legal & General Group PLC	2,549,355
6,241,500	Lloyds Banking Group PLC	3,459,578
974,280	Mebuki Financial Group Inc	2,311,508
243,300	Mediobanca Banca di Credito Finanziario SpA(b)	2,912,915
586,760	Mitsubishi HC Capital Inc	3,483,833
547,200	Mitsubishi UFJ Financial Group Inc	4,033,452
203,073	Mizuho Financial Group Inc	3,104,066
4,929,949	NatWest Group PLC	15,062,121
473,800	Nomura Holdings Inc	1,806,371
321,700	Nordea Bank Abp	3,504,175
533,400	North Pacific Bank Ltd	1,054,913
238,400	ORIX Corp	4,347,510
2,698,100	Resona Holdings Inc	12,918,439
115,700	Societe Generale SA	3,008,930
676,600	Stockland REIT	1,818,897
98,500	Sumitomo Mitsui Financial Group Inc	4,221,656
214,200	Swedbank AB Class A	3,614,866
8,300	Swiss Life Holding AG	4,861,202
127,195	Sydbank AS	5,881,198
168,741	TAG Immobilien AG(b)	1,595,712
1,106,159	UBS Group AG	22,420,372
986,300	UnipolSai Assicurazioni SpA(c)	2,445,617
177,400	United Overseas Bank Ltd	3,681,273
178,392	Vonovia SE	3,483,940
22,471	Willis Towers Watson PLC	5,291,921
		287,701,923
Industrial — 17.23%
111,500	AGC Inc(c)	4,011,317
62,148	Agilent Technologies Inc	7,473,297
282,600	Alps Alpine Co Ltd	2,481,203
277,900	Amada Co Ltd	2,741,724
553,100	Austal Ltd	875,729
402,600	BAE Systems PLC	4,746,142
57,900	Bekaert SA	2,624,174
126,500	Bouygues SA	4,249,577
248,400	bpost SA	1,091,361
115,700	Brother Industries Ltd	1,693,451
6,400	Bucher Industries AG	2,832,247
38,300	Cargotec OYJ Class B	2,107,636
2,832,000	China Resources Cement Holdings Ltd	1,171,439
Shares		Fair Value
Industrial — (continued)
144,500	Cia de Distribucion Integral Logista Holdings SA	$ 3,896,646
69,600	Cie de Saint-Gobain(b)	4,237,704
158,156	CRH PLC	8,725,064
15,647	D/S Norden A/S	781,300
25,700	Dfds A/S	936,421
128,600	DHL Group	6,283,702
296,636	Epiroc AB Class A	5,618,836
295,400	Fujikura Ltd	2,480,243
136,743	GEA Group AG	5,724,906
9,558	Geberit AG	5,009,193
329,800	Hazama Ando Corp(c)	2,466,774
77,879	Hirose Electric Co Ltd	10,368,375
109,700	Holcim AG	7,394,575
111,300	Hosiden Corp	1,395,287
555,317	IMI PLC	11,576,944
80,300	Japan Aviation Electronics Industry Ltd	1,680,728
101,400	Kamigumi Co Ltd	2,299,135
100,400	Kinden Corp	1,358,366
68,584	Knorr-Bremse AG	5,242,822
91,000	Kumagai Gumi Co Ltd	1,947,641
195,941	Legrand SA	19,438,150
274,600	Leonardo SpA	3,118,058
257,900	Metsa Board OYJ Class B(c)	1,902,631
35,400	Nichiha Corp	759,187
266,700	Rengo Co Ltd	1,643,423
32,200	Sankyu Inc	1,065,770
36,173	Schindler Holding AG	8,493,666
152,751	Schneider Electric SE	27,751,369
140,200	Seino Holdings Co Ltd	1,996,280
353,100	Shimadzu Corp	10,913,831
92,300	Signify NV(a)	2,587,541
17,569	Sika AG	5,031,773
240,500	SKF AB Class B	4,190,833
18,500	SMC Corp	10,281,595
38,228	Spirax-Sarco Engineering PLC	5,036,191
121,400	Sumitomo Heavy Industries Ltd	2,907,696
272,512	Svenska Cellulosa AB SCA Class B	3,478,615
14,900	Taisei Corp	520,582
34,200	Tsubakimoto Chain Co	872,987
39,800	Verallia SA(a)	1,494,977
109,600	Wienerberger AG	3,354,935
209,900	Yokogawa Electric Corp	3,885,487
		248,249,536
Technology — 8.80%
64,077	Analog Devices Inc	12,482,840
17,257	ANSYS Inc(b)	5,699,469
6,698	ASML Holding NV	4,858,263
87,834	Cadence Design Systems Inc(b)	20,598,830
36,453	Capgemini SE	6,902,121
69,400	Computacenter PLC	2,012,229
113,627	Dassault Systemes SE	5,034,936

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
Shares		Fair Value
Technology — (continued)
44,500	Disco Corp	$ 7,055,297
55,900	DTS Corp	1,319,713
197,000	Indra Sistemas SA(c)	2,492,198
110,700	Infineon Technologies AG	4,558,887
252,771	Nomura Research Institute Ltd	6,983,417
2,174,000	PAX Global Technology Ltd	1,654,236
320,912	Samsung Electronics Co Ltd	17,670,471
86,014	SAP SE	11,750,178
18,800	Siltronic AG(c)	1,438,424
113,325	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	11,436,759
51,900	Tokyo Seimitsu Co Ltd	2,873,829
		126,822,097
Utilities — 0.89%
1,366,800	A2A SpA	2,500,551
441,300	Drax Group PLC	3,249,501
91,400	Endesa SA(c)	1,963,974
304,500	Engie SA	5,070,827
		12,784,853
TOTAL COMMON STOCK — 96.94% (Cost $1,323,143,051)		$1,396,791,602
PREFERRED STOCK
Consumer, Cyclical — 0.60%
36,900	Porsche Automobil Holding SE	2,223,949
423,994	Schaeffler AG	2,617,208
28,400	Volkswagen AG	3,819,034
TOTAL PREFERRED STOCK — 0.60% (Cost $12,744,509)		$ 8,660,191
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 4.88%
$17,586,571	Undivided interest of 19.22% in a repurchase agreement (principal amount/value $91,849,961 with a maturity value of $91,888,691) with RBC Capital Markets Corp, 5.06%, dated 6/30/23 to be repurchased at $17,586,571 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.50%, 7/31/23 - 5/20/53, with a value of $93,686,960.(d)	17,586,571
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$17,586,571	Undivided interest of 19.51% in a repurchase agreement (principal amount/value $90,505,664 with a maturity value of $90,543,827) with Bank of America Securities Inc, 5.06%, dated 6/30/23 to be repurchased at $17,586,571 on 7/3/23 collateralized by Federal National Mortgage Association securities, 2.00% - 6.50%, 4/1/35 - 9/1/61, with a value of $92,315,777.(d)	$ 17,586,571
17,586,571	Undivided interest of 20.17% in a repurchase agreement (principal amount/value $87,510,414 with a maturity value of $87,547,387) with Citigroup Global Markets Inc, 5.07%, dated 6/30/23 to be repurchased at $17,586,571 on 7/3/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/24 - 8/20/67, with a value of $89,260,624.(d)	17,586,571
17,576,491	Undivided interest of 21.48% in a repurchase agreement (principal amount/value $82,146,440 with a maturity value of $82,181,078) with Bank of Montreal, 5.06%, dated 6/30/23 to be repurchased at $17,576,491 on 7/3/23 collateralized by various U.S. Government Agency securities, 2.00% - 7.00%, 4/1/33 - 7/1/53, with a value of $83,789,369.(d)	17,576,491
TOTAL SHORT TERM INVESTMENTS — 4.88% (Cost $70,336,204)		$ 70,336,204
TOTAL INVESTMENTS — 102.42% (Cost $1,406,223,764)		$1,475,787,997
OTHER ASSETS & LIABILITIES, NET — (2.42)%		$ (34,916,168)
TOTAL NET ASSETS — 100.00%		$1,440,871,829

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 30, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at June 30, 2023.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of June 30, 2023.
Country	Fair Value	Percentage of Fund Investments
Japan	$ 259,596,402	17.59%
France	197,362,204	13.37
Switzerland	171,424,126	11.62
United Kingdom	167,264,635	11.33
Germany	132,924,482	9.01
United States	123,431,567	8.36
Australia	55,377,257	3.75
Ireland	51,711,286	3.50
Netherlands	49,710,888	3.37
Spain	44,989,106	3.05
Canada	33,070,703	2.24
Sweden	32,247,908	2.19
Denmark	24,389,876	1.65
Italy	21,057,683	1.43
South Korea	17,670,471	1.20
Hong Kong	15,727,365	1.07
Finland	13,942,626	0.94
Taiwan	11,436,759	0.78
Norway	10,365,459	0.70
Singapore	9,612,392	0.65
Austria	8,303,870	0.56
Israel	5,416,198	0.37
Portugal	5,168,301	0.35
Brazil	4,610,559	0.31
Belgium	3,715,535	0.25
Bermuda	3,087,373	0.21
Malta	2,172,966	0.15
Total	$1,475,787,997	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2023 (Unaudited)
Empower International Value Fund
ASSETS:
Investments in securities, fair value (including $67,641,457 of securities on loan)(a)	$1,405,451,793
Repurchase agreements, fair value(b)	70,336,204
Cash	25,548,091
Cash denominated in foreign currencies, fair value(c)	2,914,461
Dividends receivable	7,613,942
Subscriptions receivable	2,048,929
Receivable for investments sold	1,276,614
Total Assets	1,515,190,034
LIABILITIES:
Payable for director fees	7,312
Payable for other accrued fees	184,700
Payable for shareholder services fees	162,729
Payable to investment adviser	782,457
Payable upon return of securities loaned	70,336,204
Redemptions payable	2,844,803
Total Liabilities	74,318,205
NET ASSETS	$1,440,871,829
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$15,334,074
Paid-in capital in excess of par	1,311,524,196
Undistributed/accumulated earnings	114,013,559
NET ASSETS	$1,440,871,829
NET ASSETS BY CLASS
Investor Class	$561,600,010
Institutional Class	$879,271,819
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Institutional Class	460,000,000
Issued and Outstanding
Investor Class	47,955,371
Institutional Class	105,385,372
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.71
Institutional Class	$8.34
(a) Cost of investments	$1,335,887,560
(b) Cost of repurchase agreements	$70,336,204
(c) Cost of cash denominated in foreign currencies	$2,919,667
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 30, 2023 (Unaudited)
Empower International Value Fund
INVESTMENT INCOME:
Interest	$294,233
Income from securities lending	274,130
Dividends	36,648,554
Foreign withholding tax	(4,462,813)
Total Income	32,754,104
EXPENSES:
Management fees	4,834,622
Shareholder services fees – Investor Class	1,023,787
Audit and tax fees	34,310
Custodian fees	153,786
Directors fees	16,546
Legal fees	3,881
Pricing fees	6,495
Registration fees	70,300
Shareholder report fees	26,318
Transfer agent fees	7,523
Other fees	7,787
Total Expenses	6,185,355
Less amount waived by investment adviser	23,950
Net Expenses	6,161,405
NET INVESTMENT INCOME	26,592,699
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	13,129,394
Net Realized Gain	13,129,394
Net change in unrealized appreciation on investments and foreign currency translations	114,755,895
Net Change in Unrealized Appreciation	114,755,895
Net Realized and Unrealized Gain	127,885,289
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,477,988
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2023 and fiscal year ended December 31, 2022
Empower International Value Fund	2023 (Unaudited)	2022
OPERATIONS:
Net investment income	$26,592,699	$25,566,991
Net realized gain	13,129,394	37,453,837
Net change in unrealized appreciation (depreciation)	114,755,895	(241,110,888)
Net Increase (Decrease) in Net Assets Resulting from Operations	154,477,988	(178,090,060)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(16,314,868)
Institutional Class	-	(35,292,444)
From Net Investment Income and Net Realized Gains	0	(51,607,312)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	110,528,112	438,145,993
Class L(a)	-	13,619
Institutional Class	67,733,653	148,049,727
Shares issued in reinvestment of distributions
Investor Class	-	16,314,868
Institutional Class	-	35,292,444
Shares redeemed
Investor Class	(189,870,280)	(78,318,980)
Class L(a)	-	(149,593)
Institutional Class	(117,718,982)	(176,289,230)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(129,327,497)	383,058,848
Total Increase in Net Assets	25,150,491	153,361,476
NET ASSETS:
Beginning of Period	1,415,721,338	1,262,359,862
End of Period	$1,440,871,829	$1,415,721,338
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,769,625	41,356,733
Class L(a)	-	1,168
Institutional Class	8,360,616	19,001,412
Shares issued in reinvestment of distributions
Investor Class	-	1,563,041
Institutional Class	-	4,751,513
Shares redeemed
Investor Class	(16,872,862)	(7,224,556)
Class L(a)	-	(13,166)
Institutional Class	(14,569,322)	(22,560,307)
Net Increase (Decrease)	(13,311,943)	36,875,838
(a)	Class L ceased operations on April 22, 2022.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/30/2023 (Unaudited)	$10.53	0.19	0.99	1.18	—	—	—	$11.71	11.21% (d)
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$ 9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
12/31/2018	$14.24	0.21	(2.45)	(2.24)	(0.17)	(2.44)	(2.61)	$ 9.39	(15.57%)
Institutional Class
06/30/2023 (Unaudited)	$ 7.49	0.16	0.69	0.85	—	—	—	$ 8.34	11.35% (d)
12/31/2022	$ 9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$ 7.49	(14.90%)
12/31/2021	$ 8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$ 9.19	11.26%
12/31/2020	$ 8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$ 8.81	10.21%
12/31/2019	$ 7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$ 8.27	22.43%
12/31/2018	$11.51	0.20	(1.98)	(1.78)	(0.25)	(2.44)	(2.69)	$ 7.04	(15.30%)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2023 (Unaudited)	$ 561,600	1.08% (f)	1.07% (f)	3.39% (f)	9% (d)
12/31/2022	$ 579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$ 247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$ 220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$ 216,315	1.06%	1.06%	2.02%	24%
12/31/2018	$ 228,890	1.07%	1.06%	1.53%	76%
Institutional Class
06/30/2023 (Unaudited)	$ 879,272	0.71% (f)	0.71% (f)	3.88% (f)	9% (d)
12/31/2022	$ 835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$ 906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$ 885,852	0.69%	0.69%	2.32%	24%
12/31/2018	$ 717,513	0.71%	0.71%	1.86%	76%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2023

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Empower Funds presently consists of forty-five funds. Interests in the Empower International Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but were redesignated into Investor Class shares on April 22, 2022. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 30, 2023

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 30, 2023

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$ 33,070,703	$ 83,746,043	$ —	$ 116,816,746
Communications	5,247,231	38,084,008	—	43,331,239
Consumer, Cyclical	8,537,450	158,951,054	—	167,488,504
Consumer, Non-cyclical	6,840,926	303,766,090	—	310,607,016
Energy	4,610,559	78,379,129	—	82,989,688
Financial	5,291,921	282,410,002	—	287,701,923
Industrial	7,473,297	240,776,239	—	248,249,536
Technology	50,217,898	76,604,199	—	126,822,097
Utilities	3,249,501	9,535,352	—	12,784,853
	124,539,486	1,272,252,116	—	1,396,791,602
Preferred Stock	—	8,660,191	—	8,660,191
Short Term Investments	—	70,336,204	—	70,336,204
Total Assets	$ 124,539,486	$ 1,351,248,511	$ —	$ 1,475,787,997
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - June 30, 2023

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2023 were as follows:
Federal tax cost of investments	$1,408,250,171
Gross unrealized appreciation on investments	192,769,182
Gross unrealized depreciation on investments	(125,231,356)
Net unrealized appreciation on investments	$67,537,826
2.  RISK EXPOSURES
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.67% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.72% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2024 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2023, the amounts subject to recoupment were as follows:

Semi-Annual Report - June 30, 2023

Expires December 31, 2023	Expires December 31, 2024	Expires December 31, 2025	Expires June 30, 2026	Recoupment of Past Reimbursed Fees by the Adviser
$16,460	$4,090	$63,952	$23,950	$0
The Adviser and Empower Funds entered into sub-advisory agreements with LSV Asset Management and Massachusetts Financial Services Company. The Adviser is responsible for compensating the Sub-Advisers for their services.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $673,000 for the fiscal period ended June 30, 2023.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $127,486,717 and $212,799,174, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2023, the Fund had securities on loan valued at $67,641,457 and received collateral as reported on the Statement of Assets and Liabilities of $70,336,204 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2023, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2023

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2023, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 30, 2023

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee (“LRMC”) as the administrator of the liquidity risk management program. The LRMC includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The LRMC reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2023, and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2022 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 15, 2023. The report stated that:
(i)	the program performed well during the covered period and meets the needs and profile of the Funds;
(ii)	the Funds benefit from the stability of their shareholder base,
(iii)	the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv)    no changes were proposed to the program as of the date of the report; and
(v)	no Fund approached the internal triggers set by the LRMC or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and that recent amendments to Rule 22e-4 proposed by the SEC were reviewed.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2023 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Empower Capital Management, LLC (“ECM”) and the Company, on behalf of Empower International Value Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among the Company, ECM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS Sub-Advisory Agreement”) by and among the Company, ECM and Massachusetts Financial Services

Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.” The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of LSV and MFS. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 22, 2023 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of ECM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with ECM. The Independent Directors also conferred with the Independent Consultant regarding Broadridge’s peer group selection methodology and noted that they had previously discussed such methodology with representatives of Broadridge at a meeting of the Independent Directors convened on February 15, 2023. Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders. Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that ECM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an agreement between ECM and Empower. (Each of Empower and ECM is a wholly-owned subsidiary of Empower Annuity Insurance Company of America (“Empower of America”). References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services. Also considered by the Board was each organization’s disaster recovery procedures, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer. With respect to ECM, the Board also took into account various organizational developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as progress on the implementation of an enhanced trade order management system and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures. The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”). The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule. The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments, and emerging issues. In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2022, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2022. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed. Specifically, the annualized returns of the Fund’s Investor Class were in the third, second, second and first quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2022, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the third quintile of its performance universe for the one-year period ended December 31, 2022, and in the second quintile of its performance universe for each of the three- and five-year periods ended December 31, 2022. The Board also observed that the Fund outperformed its benchmark index for each period reviewed with the exception of the one-year period ended December 31, 2022.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring. Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board received and considered information regarding the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services. The Board further noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2024, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also observed that, although the total annual operating expense ratio for the Fund’s Investor Class was in the fourth quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), the total annual operating expense ratio for the Fund’s Institutional Class was equal to its peer group median and ranked in the third quintile of its peer group. In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.

The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund. From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and, as applicable, noted fee schedule differences (including as to asset thresholds required for breakpoints) and/or where the fee charged to ECM was higher than that charged to certain other comparable clients or engagements. In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including: the scope of the contract; inception date; account size; type of investor; risk tolerance; individual client needs and objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons. The Board further noted the statement from MFS that the Fund’s sub-advisory fee schedule is consistent with others based on the size of the portfolio and the overall relationship with ECM. As to LSV, the Board considered the firm’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, historical pricing arrangements and the number of other client accounts managed, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and each Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser. The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s estimated complex-level profits. The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products. The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them. As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services. Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2023
By:	/s/ Kelly B. New

Kelly B. New
Treasurer & Chief Financial Officer
Date:August 23, 2023